Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

May 11, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)

File Nos. 333-40455 and 811-08495

Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find certain risk/return summary information in an interactive data format using the eXtensible Business Report Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement dated April 29, 2016, to the Prospectus dated March 1, 2016, relating to the Nationwide HighMark Small Cap Core Fund and the Nationwide U.S. Small Cap Value Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 29, 2016 (Accession No.: 0001582816-16-000569) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership